Stated Capital (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Schedule of stated capital

	United States Dollar
Figures in millions unless otherwise stated	2021	2020

Balance at beginning of the year	3,871.5	3,622.5
Share issue[1]	—	249.0
Balance at end of the year	3,871.5	3,871.5

Figures in millions unless otherwise stated	Number of shares in issue	Number of shares in issue

In issue at 1 January	883,333,518	828,632,707
Placing of ordinary shares[1]	—	41,431,635
Exercise of employee share options	4,383,830	13,269,176
In issue at 31 December	887,717,348	883,333,518
Authorised	2,000,000,000	2,000,000,000
1On 12 February 2020 Gold Fields successfully completed the placing of 41,431,635 new ordinary, no par value shares with existing and new institutional investors at a price of ZAR 90.20 per share. The placing issued represented, in aggregate, approximately 5% of the Company’s issued ordinary share capital prior to the placing. Gross proceeds of approximately R3.7 billion (US$249.0 million) were raised through the placing.

Summary of beneficial shareholders
The following beneficial shareholders hold 5% or more of the Company’s listed ordinary shares at 31 December 2021:

	Number of shares	% of issued ordinary shares

Government Employees Pension Fund	99,427,697	11.20%